Note 9 - Equity - Schedule of Shares Authorized and Issued (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares of common stock authorized (in shares)	2,470,000,000	2,470,000,000	2,470,000,000
Shares of common stock issued (in shares)	49,948,710	35,369,877	2,552,744
Shares of preferred stock authorized (in shares)	30,000,000	30,000,000	30,000,000
Shares of preferred stock issued (in shares)	2,374,219	16,116,957	0
Series A Preferred Stock [Member]
Shares of preferred stock authorized (in shares)	30,000,000
Shares of preferred stock issued (in shares)	0	0	0
Series B Preferred Stock [Member]
Shares of preferred stock authorized (in shares)		30,000,000	30,000,000
Shares of preferred stock issued (in shares)	0	14,578,833	0
Series C Preferred Stock [Member]
Shares of preferred stock authorized (in shares)
Shares of preferred stock issued (in shares)	2,374,219	1,538,134	0